Document and Entity Information	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	Alkermes plc.
Entity Central Index Key	0001520262
Entity Emerging Growth Company	false
Entity File Number	001-35299
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1007018
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
City Area Code	353
Local Phone Number	1-772-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.01 par value
Trading Symbol	ALKS
Security Exchange Name	NASDAQ
Amendment Description	On February 12, 2026, Alkermes plc (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting, among other items, that the Company completed the previously announced acquisition of the entire issued and outstanding ordinary share capital of Avadel Pharmaceuticals plc (“Avadel”) and Avadel became a wholly owned subsidiary of the Company (the “Acquisition”). This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) amends and supplements Item 9.01 of the Original Form 8-K to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K. Such financial information was excluded from the Original Form 8-K in reliance on the instructions to such items. This Form 8-K/A does not amend any other item of the Original Form 8-K.